Average Annual Total Returns - Moderate Strategy Fund	May 01, 2021
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.96%
5 Years	15.60%
10 Years	14.01%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
Moderate Strategy Fund
Average Annual Return:
1 Year	6.40%
5 Years	6.15%
10 Years	5.13%